Range

Global Coal Index ETF
Schedule of Investments
August 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.5%
Australia — 38.4%
Energy — 22.3%
New Hope	170,019	$516,803
Terracom	322,471	41,571
Whitehaven Coal	169,254	768,272
Yancoal Australia	267,944	981,720
		2,308,366

Materials — 16.1%
Bathurst Resources*	91,879	45,820
BHP Group ADR	7,506	413,806
Bowen Coking Coal*	1,362,196	12,940
Coronado Global Resources, CDI	406,614	328,306
Glencore PLC	79,051	416,402
Stanmore Resources	218,628	446,500
		1,663,774
		3,972,140
Canada — 5.3%
Materials — 5.3%
Colonial Coal International*	43,095	95,926
Teck Resources, Cl B	9,392	449,877
		545,803

Hong Kong — 0.3%
Energy — 0.3%
SouthGobi Resources*	82,490	28,461

Mongolia — 2.5%
Materials — 2.5%
Mongolian Mining*	255,000	265,775

Poland — 2.3%
Energy — 0.5%
Lubelski Wegiel Bogdanka	7,942	50,053

Materials — 1.8%
Jastrzebska Spolka Weglowa*	28,439	189,097
		239,150
South Africa — 6.6%
Energy — 6.6%
Exxaro Resources	52,002	468,618
Thungela Resources	33,228	217,465
		686,083

Description	Shares	Fair Value
United States — 44.1%
Energy — 20.3%
Alliance Resource Partners LP	25,414	$607,903
American Resources, Cl A*	31,724	16,303
CONSOL Energy	6,139	627,897
Hallador Energy*	7,137	47,889
NACCO Industries, Cl A	1,789	49,877
Natural Resource Partners LP	3,134	279,929
Peabody Energy	20,208	473,069
		2,102,867

Materials — 23.8%
Alpha Metallurgical Resources	3,141	751,170
Arch Resources	4,434	604,931
Ramaco Resources, Cl A	12,163	148,267
SunCoke Energy	20,246	181,404
Warrior Met Coal	12,638	774,836
		2,460,608
		4,563,475

Total Common Stock
(Cost $11,267,795)		10,300,887

Total Investments - 99.5%
(Cost $11,267,795)		$10,300,887

Percentages are based on Net Assets of $10,349,225

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company

RAN-QH-001-0200

Range

Global LNG Ecosystem Index ETF
Schedule of Investments
August 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.3%
Australia — 5.7%
Energy — 5.7%
Santos	3,250	$15,921
Woodside Energy Group	800	14,759
		30,680

Belgium — 1.1%
Energy — 1.1%
Exmar	660	6,166

Bermuda — 1.4%
Energy — 1.4%
Cool	614	7,536

Cameroon — 7.8%
Energy — 7.8%
Golar LNG	1,264	42,079

Canada — 6.5%
Energy — 6.5%
Enbridge	430	17,299
TC Energy	380	17,599
		34,898
France — 18.8%
Energy — 15.8%
Gaztransport Et Technigaz	366	54,004
Technip Energies	620	14,741
TotalEnergies	240	16,521
		85,266

Utilities — 3.0%
Engie	922	16,258
		101,524

Japan — 3.7%
Utilities — 3.7%
Tokyo Gas	800	20,021

Malaysia — 3.2%
Utilities — 3.2%
Petronas Gas	4,054	17,145

Monaco — 1.3%
Energy — 1.3%
Dynagas LNG Partners LP*	1,860	6,975

Description	Shares	Fair Value
Norway — 3.0%
Energy — 3.0%
FLEX LNG	598	$15,943

United States — 45.8%
Energy — 39.1%
Baker Hughes, Cl A	512	18,007
Cheniere Energy	344	63,729
Chesapeake Energy	194	14,451
Chevron	98	14,499
Excelerate Energy, Cl A	1,306	23,808
Exxon Mobil	138	16,276
New Fortress Energy, Cl A	1,748	21,535
NextDecade*	2,908	13,551
Shell PLC	474	16,701
Tellurian*	8,862	8,259
		210,816

Industrials — 2.1%
Capital Clean Energy Carriers	632	11,218

Materials — 4.6%
Aspen Aerogels*	868	24,903
		246,937

Total Common Stock
(Cost $516,105)		529,904

Total Investments - 98.3%
(Cost $516,105)		$529,904

Percentages are based on Net Assets of $538,990

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company

RAN-QH-001-0200

Range

Global Offshore Oil Services Index ETF
Schedule of Investments
August 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.5%
Bermuda — 0.8%
Energy — 0.8%
Northern Ocean*	85,624	$57,233

France — 2.9%
Energy — 2.9%
Technip Energies	9,368	222,737

Italy — 3.1%
Energy — 3.1%
Saipem*	102,940	231,308

Mexico — 2.6%
Energy — 2.6%
Borr Drilling	32,547	197,560

Norway — 17.8%
Energy — 17.8%
Aker Solutions	61,846	259,477
BW Offshore	31,385	86,076
Deep Value Driller	33,459	68,231
Odfjell Drilling	29,995	150,652
Sea1 offshore	30,015	83,169
Seadrill*	7,538	325,039
Solstad Offshore*	25,339	90,378
TGS	24,336	278,921
		1,341,943

South Korea — 10.6%
Industrials — 10.6%
Samsung Heavy Industries*	101,764	799,120

United Arab Emirates — 0.7%
Energy — 0.7%
Shelf Drilling*	31,723	50,135

United Kingdom — 7.8%
Energy — 7.8%
Odfjell Technology	12,657	65,721
Subsea 7	14,993	267,808
TechnipFMC PLC	9,602	257,718
		591,247

United States — 53.2%
Energy — 53.2%
Baker Hughes, Cl A	7,258	255,264
ChampionX	7,138	222,206

Description	Shares	Fair Value
United States — continued
Energy — continued
Diamond Offshore Drilling*	12,902	$185,015
Halliburton	6,163	191,608
Helix Energy Solutions Group*	19,195	215,368
Noble PLC	16,368	624,439
Noram Drilling	21,696	75,685
NOV	12,409	220,508
Schlumberger	4,341	190,960
SEACOR Marine Holdings*	5,990	68,585
Tidewater*	6,234	552,956
Transocean*	96,509	457,453
Valaris*	8,640	527,558
Weatherford International PLC	2,058	215,966
		4,003,571

Total Common Stock
(Cost $7,940,098)		7,494,854

Total Investments - 99.5%
(Cost $7,940,098)		$7,494,854

Percentages are based on Net Assets of $7,530,270

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

RAN-QH-001-0200

Range

Global Nuclear Renaissance Index ETF
Schedule of Investments
August 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Australia — 2.6%
Industrials — 2.6%
Silex Systems*	113,420	$299,357

Canada — 12.3%
Energy — 9.3%
Cameco	26,116	1,066,577

Industrials — 3.0%
Aecon Group	8,589	117,898
AtkinsRealis Group, Cl Common Subs. Receipt	5,970	233,795
		351,693
		1,418,270
China — 2.0%
Industrials — 2.0%
Shanghai Electric Group, Cl H*	1,186,000	225,024

Czechia — 2.4%
Utilities — 2.4%
CEZ	7,136	272,825

Finland — 3.0%
Utilities — 3.0%
Fortum	21,850	349,728

Japan — 10.6%
Industrials — 8.7%
Fuji Electric	4,000	239,442
Hitachi	14,500	355,716
Mitsubishi Heavy Industries	30,300	404,229
		999,387

Utilities — 1.9%
Tokyo Electric Power Holdings*	47,500	226,661
		1,226,048
South Korea — 7.4%
Industrials — 5.3%
Doosan	1,029	115,159
KEPCO Engineering & Construction	1,884	94,634
Samsung C&T	1,864	206,096
Samsung Heavy Industries*	25,216	198,013
		613,902

Description	Shares	Fair Value
South Korea — continued
Utilities — 2.1%
Korea Electric Power*	14,676	$238,402
		852,304
Spain — 2.9%
Utilities — 2.9%
Endesa	15,736	332,689

United Kingdom — 3.6%
Industrials — 3.6%
Rolls-Royce Holdings*	63,050	411,334

United States — 52.9%
Energy — 3.0%
Centrus Energy, Cl A*	8,799	348,440

Industrials — 28.8%
BWX Technologies	2,700	278,100
Flowserve	3,876	193,335
Fluor*	6,271	313,989
GE Vernova*	475	95,475
General Electric	1,873	327,064
Graham*	4,255	135,479
Honeywell International	1,588	330,161
Jacobs Solutions	1,618	244,124
Lockheed Martin	712	404,487
MasTec*	2,858	323,326
NuScale Power*	46,832	385,427
Quanta Services	1,002	275,680
		3,306,647

Information Technology — 1.0%
Mirion Technologies, Cl A*	10,494	113,755

Utilities — 20.1%
Constellation Energy	5,588	1,099,159
Dominion Energy	5,797	324,052
Duke Energy	2,906	331,139
Oklo, Cl A*	31,395	187,428
Vistra	4,376	373,842
		2,315,620
		6,084,462

Total Common Stock
(Cost $11,795,014)		11,472,041

Total Investments - 99.7%
(Cost $11,795,014)		$11,472,041

Range

Global Nuclear Renaissance Index ETF
Schedule of Investments
August 31, 2024 (Unaudited)

Percentages are based on Net Assets of $11,507,164

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

RAN-QH-001-0200